SHORT-TERM DEBT AND LONG-TERM DEBT (Narrative - Long-term debt) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	Jan. 31, 2016	Nov. 30, 2015	Oct. 31, 2015
A trust company [Member] | SoFi [Member]
LONG-TERM DEBT [Line Items]
Face amount of debt			$ 59,260
Interest rate (as a percent)			6.00%
Period for which loan could be extended, if specific revenue targets of equity method investee are reached			5 years
Number of shares entitled to be purchased on exercise of warrants			1,502,507
Exercise price of warrants issued (in dollars per share)			$ 15.7763
Warrants term			5 years
A trust company [Member] | SoFi [Member] | Series F Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged			7,512,535
An asset management company [Member] | Minimum [Member]
LONG-TERM DEBT [Line Items]
Interest rate (as a percent)		12.00%
An asset management company [Member] | Maximum [Member]
LONG-TERM DEBT [Line Items]
Interest rate (as a percent)		16.00%
An asset management company [Member] | SoFi [Member]
LONG-TERM DEBT [Line Items]
Face amount of debt		$ 69,468
Debt term		4 years
Repayments of Long-term Debt	$ 23,608
An asset management company [Member] | SoFi [Member] | Series B Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged		4,970,573
An asset management company [Member] | SoFi [Member] | Series D Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged		6,020,695
An asset management company [Member] | SoFi [Member] | Series E Preferred Stock [Member]
LONG-TERM DEBT [Line Items]
Number of Preferred Stock of equity method investee pledged		2,361,116